Financial assets at amortised cost	6 Months Ended
Jun. 30, 2019
Financial assets at amortised cost
Disclosure Of Financial Assets At Amortised Cost Explanatory

8.        Financial assets at amortised cost

Half-year to 30 June 2019

(A)	Loans and advances to customers

				Purchased
				or
				originated
				credit-
	Stage 1	Stage 2	Stage 3	impaired	Total
	£m	£m	£m	£m	£m

At 1 January 2019	420,968	25,308	5,397	15,391	467,064
Exchange and other adjustments	78	(94)	87	194	265
Additions (repayments)	12,869	(2,829)	(144)	(999)	8,897
Transfers to Stage 1	5,426	(5,412)	(14)		—
Transfers to Stage 2	(12,978)	13,237	(259)		—
Transfers to Stage 3	(741)	(1,064)	1,805		—
	(8,293)	6,761	1,532		—
Recoveries			200	28	228
Financial assets that have been written off			(1,068)	—	(1,068)
At 30 June 2019	425,622	29,146	6,004	14,614	475,386
Allowance for impairment losses	(613)	(952)	(1,453)	(181)	(3,199)
Total loans and advances to customers	425,009	28,194	4,551	14,433	472,187

(B)	Loans and advances to banks

At 1 January 2019	3,691	2	—	—	3,693
Exchange and other adjustments	(22)	2	—	—	(20)
Transfers to Stage 2	(10)	10	—	—	—
Additions (repayments)	530	—	—	—	530
At 30 June 2019	4,189	14	—	—	4,203
Allowance for impairment losses	(1)	—	—	—	(1)
Total loans and advances to banks	4,188	14	—	—	4,202

(C)	Debt securities

At 1 January 2019	5,095	—	2	—	5,097
Exchange and other adjustments	(6)	—	—	—	(6)
Additions (repayments)	229	—	—	—	229
Financial assets that have been written off	—	—	(1)	—	(1)
At 30 June 2019	5,318	—	1	—	5,319
Allowance for impairment losses	—	—	(1)	—	(1)
Total debt securities	5,318	—	—	—	5,318
Due from fellow Lloyds Banking Group undertakings	1,887	—	—	—	1,887
Total financial assets at amortised cost	436,402	28,208	4,551	14,433	483,594

Exchange and other adjustments includes certain adjustments, prescribed by IFRS 9, in respect of purchased or originated credit-impaired financial assets.

Year ended 31 December 2018

(A)	Loans and advances to customers

				Purchased
				or
				originated
				credit-
	Stage 1	Stage 2	Stage 3	Impaired	Total
	£m	£m	£m	£m	£m

At 1 January 2018	403,881	37,245	5,073	17,973	464,172
Exchange and other adjustments	787	(12)	65	—	840
Additions (repayments)	28,156	(2,128)	(1,746)	(2,609)	21,673
Transfers to Stage 1	19,521	(19,498)	(23)	—	—
Transfers to Stage 2	(15,736)	15,989	(253)	—	—
Transfers to Stage 3	(1,971)	(2,220)	4,191	—	—
	1,814	(5,729)	3,915	—	—
Recoveries	—	—	552	27	579
Disposal of businesses	(13,670)	(4,068)	(884)	—	(18,622)
Financial assets that have been written off			(1,578)	—	(1,578)
At 31 December 2018	420,968	25,308	5,397	15,391	467,064
Allowance for impairment losses	(518)	(992)	(1,432)	(78)	(3,020)
Total loans and advances to customers	420,450	24,316	3,965	15,313	464,044

(B)	Loans and advances to banks

At 1 January 2018	4,182	2	—	—	4,184
Exchange and other adjustments	58	—	—	—	58
Additions (repayments)	1,503	—	—	—	1,503
Disposal of businesses	(2,052)	—	—	—	(2,052)
At 31 December 2018	3,691	2	—	—	3,693
Allowance for impairment losses	(1)	—	—	—	(1)
Total loans and advances to banks	3,690	2	—	—	3,692

(C)	Debt securities

At 1 January 2018	3,305	—	3	—	3,308
Exchange and other adjustments	(103)	—	—	—	(103)
Additions (repayments)	1,897	—	—	—	1,897
Financial assets that have been written off	—	—	(1)	—	(1)
Disposal of businesses	(4)	—	—	—	(4)
At 31 December 2018	5,095	—	2	—	5,097
Allowance for impairment losses	—	—	(2)	—	(2)
Total debt securities	5,095	—	—	—	5,095
Due from fellow Lloyds Banking Group undertakings	1,878	—	—	—	1,878

Total financial assets at amortised cost	431,113	24,318	3,965	15,313	474,709

Transfers between stages are deemed to have taken place at the start of the reporting period, with all other movements shown in the stage in which the asset is held at 30 June 2019, with the exception of those held within Purchased or originated credit-impaired, which are not transferrable. Net increase and decrease in balances comprise new loans originated and repayments of outstanding balances throughout the reporting period. Loans which are written off in the period are first transferred to Stage 3 before write-off.

Loans and advances to customers include advances securitised under the Group's securitisation and covered bond programmes (see note 11)